INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	As of September 30, 2014	As of December 31, 2013
In millions
Raw materials and supplies	$31.2	$37.5
Goods in process	55.5	48.1
Finished goods	43.7	42.5

Total inventories	$130.4	$128.1

4. INVENTORIES

Inventories consist of the following:

	As of December 31,
	2013	2012
In millions
Raw materials and supplies	$37.5	$35.3
Goods in process	48.1	43.6
Finished goods	42.5	51.6

Total inventories	$128.1	$130.5

Included in the table above as of December 31, 2013, was $22.9 million of finished goods inventory held on consignment, compared to $27.7 million as of December 31, 2012.

Due to adverse market conditions and the shuttering of our Merano, Italy polysilicon facility, we recorded lower of cost or market charges on our raw materials and supplies inventory of $8.6 million for the year ended December 31, 2011. Lower of cost or market charges were $2.4 million for the year ended December 31, 2013 and immaterial for the year ended December 31, 2012.

Due to the earthquake and tsunami in Japan on March 11, 2011, wafer production in our semiconductor wafer plant in Japan was suspended from that time through April 12, 2011. Due to the unplanned downtime, we recorded a total of $14.9 million of adjustments to cost of goods sold during the year ended December 31, 2011 as period charges for the under absorption of production costs. We recorded no similar adjustments for the years ended December 31, 2013 and 2012.